Financial Instruments – Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of financial assets and liability at fair value

		Fair value	Level 1	Level 2	Level 3	Total
		(In thousands of Korean won)
Financial assets at fair value
Guaranteed Return Insurances (short-term) (*)	₩	21,560	-	21,560	-	21,560
Guaranteed Return Insurances (long-term) (*)		310,908	-	310,908	-	310,908
Long-term investment securities		3,983,858	268,768	-	3,715,090	3,983,858
Total	₩	4,316,326	268,768	332,468	3,715,090	4,316,326

(*)	The fair value of guaranteed return insurances classified at Level 2 in the fair value hierarchy is determined using an evaluation of surrender proceeds received from financial institutions.

		Fair value	Level 1	Level 2	Level 3	Total
		(In thousands of Korean won)
Financial liability at fair value
Convertible Notes	₩	24,002,559	-	-	24,002,559	24,002,559
Warrants		528,772	425,350	-	103,422	528,772
Derivative liabilities		330,417	-	-	330,417	330,417
Total	₩	24,861,748	425,350	-	24,436,398	24,861,748

The carrying amounts of financial instruments by category as of December 31, 2024 are as follows:

		Fair value	Level 1	Level 2	Level 3	Total
		(In thousands of Korean won)
Financial assets at fair value
Guaranteed Return Insurances (short-term) (*)	₩	13,524	-	13,524	-	13,524
Guaranteed Return Insurances (long-term) (*)		322,538	-	322,538	-	322,538
Long-term investment securities		730,390	143,992	-	586,398	730,390
Total	₩	1,066,452	143,992	336,062	586,398	1,066,452

(*)	The fair value of guaranteed return insurances classified at Level 2 in the fair value hierarchy is determined using an evaluation of surrender proceeds received from financial institutions.

Schedule of fair value measurements

		2025
		Long-term investment securities	Project investment
		(In thousands of Korean won)
Financial assets at fair value
Beginning balance	₩	586,398	-
Changes in scope of consolidation		3,000	1,509,715
Acquisition		102,600	4,911,974
Changing Account Classification		-	(490,680)
Disposal		-	(500,000)
Valuation		-	(2,407,918)
Ending balance	₩	691,998	3,023,091

		2025
		Derivative liabilities	Warrant
		(In thousands of Korean won)
Financial liabilities at fair value
Beginning balance	₩	-	-
Changes in scope of consolidation		1,078,713	-
Issuance		1,070,677	15,893,067
Exercised		(2,650,417)	-
Valuation		849,911	(15,791,555)
Foreign exchange differences		(18,467)	1,910
Ending balance	₩	330,417	103,422

		2025
		Convertible Notes
		(In thousands of Korean won)
Financial liabilities at fair value
Beginning balance	₩	-
Changes in scope of consolidation		-
Issuance		29,730,795
Exercised		(612,351)
Valuation		(5,559,062)
Foreign exchange differences		443,177
Ending balance	₩	24,002,559

Schedule of significant unobservable inputs

Category	Valuation Technique	Significant Unobservable Inputs	Relationship between Fair Value and Unobservable Inputs
Unlisted Equity Securities	Cost Model	-	-
Project investment	Cost Model (*)	-	-
Convertible Notes	Tsiveriotis-Fernandes Model	Volatility (Dec 31, 2025: 53.5%)	Estimated fair value decreases as expected volatility decreases.
Derivative liabilities (Conversion Option)	Tsiveriotis-Fernandes Model	Volatility (Dec 31, 2025: 53.5%)	Estimated fair value increases as expected volatility increases.
Derivative liabilities (D. Boral)	Monte Carlo Simulation	Volatility (Dec 31, 2025: 53.5%)	Estimated fair value increases as expected volatility increases.
Warrant	Binomial option pricing model	Volatility (Dec 31, 2025: 53.5%)	Estimated fair value decreases as expected volatility decreases.

(*)	Project Investments are related to investments in movie making projects. Due to the inability to reasonably assume the future cash flow, management believes that Cost Model best represents the fair value of these financial instruments.

Schedule of financial risk management

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Cash and cash equivalents	₩	8,364,432	4,150,572
Short-term financial instruments		21,560	410,000
Accounts receivable, net		4,917,020	9,340,923
Short-term loans, net		3,427,400	787,400
Other current financial assets		735,110	40,000
Long-term financial instruments		310,908	-
Long-term investment securities		3,983,858	-
Long-term loans, net		191,023	-
Other non-current financial assets		2,180,055	1,803,220
Total	₩	24,131,366	16,532,115

Schedule of financial Instruments accounts receivables

As of December 31, 2025	Expected loss rate		Carrying amount	Loss allowance
			(In thousands of Korean won)
Not due or overdue less than 90 days	0.03%		4,066,384	1,195
More than 90 days ~ Less than 180 days	1.19%		313,700	3,745
More than 180 days ~ Less than 270 days	0.00%		-	-
More than 270 days ~ Less than 1 year	0.00%		5,742	-
More than 1 year	100.00%		726,218	726,218
Total		₩	5,112,044	731,158

As of December 31, 2024	Expected loss rate		Carrying amount	Loss allowance
			(In thousands of Korean won)
Not due or overdue less than 90 days	0.35%	₩	9,186,195	32,453
More than 90 days ~ Less than 180 days	3.95%		12,952	512
More than 180 days ~ Less than 270 days	13.01%		36,013	4,686
More than 270 days ~ Less than 1 year	0.00%		7,374	-
More than 1 year	99.21%		703,223	697,666
Total		₩	9,945,757	735,317

②	Other receivables

As of December 31, 2025	Expected loss rate		Carrying amount	Loss allowance
			(In thousands of Korean won)
Not due or overdue less than 90 days	0.00%		529,639	-
More than 90 days ~ Less than 180 days	0.00%		-	-
More than 180 days ~ Less than 270 days	0.00%		-	-
More than 270 days ~ Less than 1 year	0.00%		6,495	-
More than 1 year	100.00%		539,151	539,151
Total		₩	1,075,285	539,151

As of December 31, 2024	Expected loss rate		Carrying amount	Loss allowance
			(In thousands of Korean won)
Not due or overdue less than 90 days	0.00%	₩	124,729	-
More than 90 days ~ Less than 180 days	0.00%		-	-
More than 180 days ~ Less than 270 days	0.00%		-	-
More than 270 days ~ Less than 1 year	0.00%		-	-
More than 1 year	98.95%		549,856	544,104
Total		₩	674,585	544,104

Schedule of financial Instruments liquidity risk

		December 31, 2025
		Carrying Amount	Less than 3 months	3 months ~ 1 year	1~2 years	2~5 years	More than 5 years	Total
		(In thousands of Korean won)
Non-derivative financial liabilities
Trade payables	₩	7,494,343	4,661,133	2,833,210	-	-	-	7,494,343
Other payables		42,784,819	42,338,213	446,606	-	-	-	42,784,819
Accrued expense		7,124,447	5,821,809	1,302,638	-	-	-	7,124,447
Secured borrowings		6,952,687	1,536,903	5,551,863	-	-	-	7,088,766
Non-secured borrowings		9,030,775	2,807	6,317,790	220,000	3,280,000	-	9,820,597
Convertible Notes		28,634,020	29,035,913	-	-	-	-	29,035,913
Lease liabilities		7,971,269	573,735	1,619,185	1,786,344	4,002,611	951,293	8,933,168
Other financial liabilities		470,000	-	250,000	220,000	-	-	470,000
Total		110,462,360	83,970,513	18,321,292	2,226,344	7,282,611	951,293	112,752,053

Financial liabilities of the Company by maturity according to the remaining period from December 31, 2024 to the contractual maturity date are as follows:

		December 31, 2024
		Carrying Amount	Less than 3 months	3 months ~ 1 year	1~2 years	2~5 years	More than 5 years	Total
		(In thousands of Korean won)
Non-derivative financial liabilities
Trade payables	₩	10,073,408	10,073,408	-	-	-	-	10,073,408
Other payable		1,239,546	1,239,544	-	2	-	-	1,239,546
Accrued expense		1,967,458	1,967,458	-	-	-	-	1,967,458
Secured borrowings		2,918,720	1,040,954	1,960,815	-	-	-	3,001,769
Non-secured borrowings		2,954,236	34,658	3,169,901	-	-	-	3,204,559
Lease liabilities		11,089,239	635,413	1,824,646	2,361,688	5,546,102	2,875,871	13,243,720
Other non-current financial liabilities		280,000	50,000	80,000	130,000	20,000	-	280,000
Total	₩	30,522,607	15,041,435	7,035,362	2,491,690	5,566,102	2,875,871	33,010,460

Schedule of financial Instruments financial assets and liabilities

	December 31, 2025
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won
	(Individual amounts in each foreign currency)		(In thousands of Korean won)
USD	233,358	-	334,846	-
JPY	61,293,425	2,922,387	562,447	26,817
CNY	235,483	-	48,218	-
BRL	-	-	-	-
SGD	-	-	-	-
MYR	1,687	-	598	-
PHP	-	-	-	-
THB	38,634	-	1,762	-
Total			947,871	26,817

	December 31, 2024
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won
	(Individual amounts in each foreign currency)		(In thousands of Korean won)
USD	55,174	222	81,105	327
JPY	275,425,381	7,665,387	2,579,304	71,785
CNY	157,619	-	31,724	-
BRL	340	-	81	-
SGD	1,051	-	1,136	-
MYR	10,721	-	3,530	-
PHP	910	-	23	-
THB	90,877	-	3,908	-
Total			2,700,811	72,112

Schedule of financial Instruments foreign currency exchange rates

	2025		2024
	Increased by 10%	Decreased by 10%	Decreased by 10%	Decreased by 10%
	(In thousands of Korean won)
USD	33,485	(33,485)	8,078	(8,078)
JPY	53,563	(53,563)	250,752	(250,752)
CNY	4,822	(4,822)	3,172	(3,172)
BRL	-	-	8	(8)
SGD	-	-	114	(114)
MYR	60	(60)	353	(353)
PHP	-	-	2	(2)
THB	176	(176)	391	(391)
Total	92,106	(92,106)	262,870	(262,870)

Schedule of variable interest rate

		December 31, 2025		December 31, 2024
		Increased by 100 bp	Decreased by 100 bp	Increased by 100 bp	Decreased by 100 bp
		(In thousands of Korean won)
Interest	₩	42,750	(42,750)	5,070	(5,070)